STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 9.3%
Advertising - 1.0%
Omnicom Group, Inc.	17,527	$1,415,305

Broadcasting - 1.0%
Paramount Skydance Corp.	99,405	1,332,027

Cable & Satellite - 1.1%
Comcast Corp. - Class A	50,399	1,506,426

Integrated Telecommunication Services - 1.0%
Verizon Communications, Inc.	34,897	1,421,355

Interactive Home Entertainment - 1.0%
Electronic Arts, Inc.	6,886	1,407,016

Interactive Media & Services - 1.1%
Snap, Inc. - Class A (a)	183,736	1,482,750

Movies & Entertainment - 3.1%
Netflix, Inc. (a)	14,916	1,398,524
Walt Disney Co.	12,503	1,422,467
Warner Music Group Corp. - Class A	50,394	1,545,584
		4,366,575
Total Communication Services		12,931,454

Consumer Discretionary - 9.8%
Apparel Retail - 1.0%
Ross Stores, Inc.	7,665	1,380,773

Automotive Parts & Equipment - 1.0%
Aptiv PLC (a)	17,563	1,336,369

Automotive Retail - 1.0%
AutoZone, Inc. (a)	394	1,336,251

Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	18,715	1,252,595

Distributors - 0.9%
Genuine Parts Co.	10,472	1,287,637

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Home Improvement Retail - 0.9%
Home Depot, Inc.	3,850	$1,324,785

Homebuilding - 1.0%
Toll Brothers, Inc.	10,031	1,356,392

Hotels, Resorts & Cruise Lines - 2.1%
Hilton Worldwide Holdings, Inc.	5,035	1,446,304
Marriott International, Inc. - Class A	4,731	1,467,745
		2,914,049
Other Specialty Retail - 1.0%
Ulta Beauty, Inc. (a)	2,357	1,426,008
Total Consumer Discretionary		13,614,859

Consumer Staples - 5.0%
Food Distributors - 1.0%
US Foods Holding Corp. (a)	18,247	1,374,364

Food Retail - 1.0%
Maplebear, Inc. (a)	31,431	1,413,767

Household Products - 1.0%
Church & Dwight Co., Inc.	16,785	1,407,422

Personal Care Products - 2.0%
Estee Lauder Cos., Inc. - Class A	13,297	1,392,462
Kenvue, Inc.	81,037	1,397,888
		2,790,350
Total Consumer Staples		6,985,903

Financials - 13.2%
Asset Management & Custody Banks - 1.0%
Bank of New York Mellon Corp.	11,826	1,372,880

Consumer Finance - 1.0%
American Express Co.	3,645	1,348,468

Financial Exchanges & Data - 3.1%
CME Group, Inc.	5,152	1,406,908
Moody's Corp.	2,883	1,472,781
S&P Global, Inc.	2,814	1,470,568
		4,350,257

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Insurance Brokers - 2.1%
Aon PLC - Class A	4,029	$1,421,753
Marsh & McLennan Cos., Inc.	7,638	1,417,002
		2,838,755
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	14,460	1,444,699

Property & Casualty Insurance - 2.0%
Progressive Corp.	6,079	1,384,310
Travelers Cos., Inc.	4,953	1,436,667
		2,820,977
Transaction & Payment Processing Services - 3.0%
Mastercard, Inc. - Class A	2,480	1,415,782
PayPal Holdings, Inc.	22,747	1,327,970
Visa, Inc. - Class A	4,049	1,420,025
		4,163,777
Total Financials		18,339,813

Health Care - 11.3%
Biotechnology - 3.1%
AbbVie, Inc.	6,264	1,431,262
Amgen, Inc.	4,414	1,444,746
Gilead Sciences, Inc.	11,316	1,388,926
		4,264,934
Health Care Equipment - 3.0%
Abbott Laboratories	11,383	1,426,176
Medtronic PLC	14,065	1,351,084
Stryker Corp.	3,967	1,394,281
		4,171,541
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	2,413	1,398,213

Managed Health Care - 1.0%
Elevance Health, Inc.	3,889	1,363,289

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	27,408	1,478,388
Eli Lilly & Co.	1,381	1,484,133
Merck & Co., Inc.	14,051	1,479,008
		4,441,529
Total Health Care		15,639,506

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Industrials - 8.0%
Building Products - 1.0%
Carrier Global Corp.	25,879	$1,367,446

Construction & Engineering - 1.0%
EMCOR Group, Inc.	2,191	1,340,432

Environmental & Facilities Services - 2.0%
Republic Services, Inc.	6,647	1,408,699
Waste Management, Inc.	6,607	1,451,624
		2,860,323
Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	5,298	1,362,804

Research & Consulting Services - 2.0%
Equifax, Inc.	6,357	1,379,342
Verisk Analytics, Inc.	6,468	1,446,827
		2,826,169
Trading Companies & Distributors - 1.0%
WW Grainger, Inc.	1,351	1,363,227
Total Industrials		11,120,401

Information Technology - 37.1% (b)
Application Software - 7.9%
Adobe, Inc. (a)	3,995	1,398,210
Autodesk, Inc. (a)	4,663	1,380,295
Cadence Design Systems, Inc. (a)	4,182	1,307,210
Intuit, Inc.	2,076	1,375,184
Roper Technologies, Inc.	3,100	1,379,903
Salesforce, Inc.	5,344	1,415,679
Synopsys, Inc. (a)	2,931	1,376,749
Workday, Inc. - Class A (a)	6,262	1,344,952
		10,978,182
Communications Equipment - 3.0%
Arista Networks, Inc. (a)	10,439	1,367,822
Ciena Corp. (a)	5,787	1,353,406
Cisco Systems, Inc.	17,699	1,363,354
		4,084,582
Electronic Equipment & Instruments - 1.0%
Keysight Technologies, Inc. (a)	6,544	1,329,675

Electronic Manufacturing Services - 1.0%
TE Connectivity PLC	5,743	1,306,590

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Internet Services & Infrastructure - 2.0%
Cloudflare, Inc. - Class A (a)	6,747	$1,330,171
MongoDB, Inc. (a)	3,332	1,398,407
		2,728,578
IT Consulting & Other Services - 2.0%
Accenture PLC - Class A	5,190	1,392,477
Cognizant Technology Solutions Corp. - Class A	16,737	1,389,171
		2,781,648
Semiconductor Materials & Equipment - 1.9%
Applied Materials, Inc.	5,195	1,335,063
Teradyne, Inc.	6,876	1,330,919
		2,665,982
Semiconductors - 9.8%
Advanced Micro Devices, Inc. (a)	6,334	1,356,490
Analog Devices, Inc.	4,944	1,340,813
First Solar, Inc. (a)	5,144	1,343,767
Intel Corp. (a)	35,521	1,310,725
Marvell Technology, Inc.	15,687	1,333,081
Micron Technology, Inc.	5,423	1,547,778
Monolithic Power Systems, Inc.	1,420	1,287,031
NVIDIA Corp.	7,756	1,446,494
QUALCOMM, Inc.	7,742	1,324,269
Texas Instruments, Inc.	7,725	1,340,210
		13,630,658
Systems Software - 3.8%
Fortinet, Inc. (a)	17,017	1,351,320
Oracle Corp.	7,049	1,373,920
Palo Alto Networks, Inc. (a)	7,368	1,357,186
ServiceNow, Inc. (a)	8,080	1,237,775
		5,320,201
Technology Hardware, Storage & Peripherals - 4.7%
Dell Technologies, Inc. - Class C	10,117	1,273,528
Hewlett Packard Enterprise Co.	57,201	1,373,968
Sandisk Corp. (a)	5,805	1,377,991
Seagate Technology Holdings PLC	4,548	1,252,474
Western Digital Corp.	7,490	1,290,302
		6,568,263
Total Information Technology		51,394,359

Materials - 3.0%
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,216	1,379,814

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
Specialty Chemicals - 1.0%
Ecolab, Inc.	5,365		$1,408,420

Steel - 1.0%
Steel Dynamics, Inc.	8,102		1,372,884
Total Materials			4,161,118

Utilities - 1.0%
Water Utilities - 1.0%
American Water Works Co., Inc.	10,789		1,407,965
TOTAL COMMON STOCKS (Cost $121,142,290)			135,595,378

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Real Estate - 2.0%
Data Center REITs - 1.0%
Equinix, Inc.	1,853		1,419,694

Industrial REITs - 1.0%
Prologis, Inc.	10,751		1,372,473
Total Real Estate			2,792,167
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,651,673)			2,792,167

RIGHTS - 0.0% (c)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	110,137		0
TOTAL RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.67% (e)	275,628		275,628
TOTAL MONEY MARKET FUNDS (Cost $275,628)			275,628

TOTAL INVESTMENTS - 99.9% (Cost $124,069,591)			$138,663,173
Other Assets in Excess of Liabilities - 0.1%		0.00069	95,978
TOTAL NET ASSETS - 100.0%			$138,759,151

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

STANCE SUSTAINABLE BETA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STANCE SUSTAINABLE BETA ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Stance Sustainable Beta ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$135,595,378	$—	$—	$135,595,378
Real Estate Investment Trusts	2,792,167	—	—	2,792,167
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	275,628	—	—	275,628
Total Investments	$138,663,173	$—	$ 0(a)(b)	$138,663,173

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

During the fiscal period ended December 31, 2025, the Fund did not recognize transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.